Annual Fund Operating Expenses - PIMCO Long-Term Credit Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.59%
I-2
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.69%
A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.99%

[1]	“Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.55%, 0.65% and 0.95% for Institutional Class, I-2 and Class A shares, respectively.